Revenue (Revenue by Geographic Destination) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 5,767	$ 5,639	$ 4,913
United States
Disaggregation of Revenue [Line Items]
Total revenues	3,031	2,705	2,260
Middle East
Disaggregation of Revenue [Line Items]
Total revenues	857	1,027	884
Europe
Disaggregation of Revenue [Line Items]
Total revenues	961	1,058	989
Australia
Disaggregation of Revenue [Line Items]
Total revenues	324	288	329
Canada
Disaggregation of Revenue [Line Items]
Total revenues	46	39	21
Africa
Disaggregation of Revenue [Line Items]
Total revenues	152	197	133
Asia
Disaggregation of Revenue [Line Items]
Total revenues	203	214	190
Other countries
Disaggregation of Revenue [Line Items]
Total revenues	193	111	107
Government Solutions
Disaggregation of Revenue [Line Items]
Total revenues	4,055	4,042	3,582
Government Solutions | United States
Disaggregation of Revenue [Line Items]
Total revenues	2,280	2,110	1,767
Government Solutions | Middle East
Disaggregation of Revenue [Line Items]
Total revenues	622	795	735
Government Solutions | Europe
Disaggregation of Revenue [Line Items]
Total revenues	743	796	766
Government Solutions | Australia
Disaggregation of Revenue [Line Items]
Total revenues	272	209	185
Government Solutions | Canada
Disaggregation of Revenue [Line Items]
Total revenues	1	1	1
Government Solutions | Africa
Disaggregation of Revenue [Line Items]
Total revenues	81	76	77
Government Solutions | Asia
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Government Solutions | Other countries
Disaggregation of Revenue [Line Items]
Total revenues	56	55	51
Sustainable Technology Solutions
Disaggregation of Revenue [Line Items]
Total revenues	1,712	1,597	1,331
Sustainable Technology Solutions | United States
Disaggregation of Revenue [Line Items]
Total revenues	751	595	493
Sustainable Technology Solutions | Middle East
Disaggregation of Revenue [Line Items]
Total revenues	235	232	149
Sustainable Technology Solutions | Europe
Disaggregation of Revenue [Line Items]
Total revenues	218	262	223
Sustainable Technology Solutions | Australia
Disaggregation of Revenue [Line Items]
Total revenues	52	79	144
Sustainable Technology Solutions | Canada
Disaggregation of Revenue [Line Items]
Total revenues	45	38	20
Sustainable Technology Solutions | Africa
Disaggregation of Revenue [Line Items]
Total revenues	71	121	56
Sustainable Technology Solutions | Asia
Disaggregation of Revenue [Line Items]
Total revenues	203	214	190
Sustainable Technology Solutions | Other countries
Disaggregation of Revenue [Line Items]
Total revenues	$ 137	$ 56	$ 56